CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ 1,086	$ (6,066)	$ (2,288)
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX:
Unrealized gain on marketable securities		(1)	8,553
Realized gain on marketable securities reclassified into income	(2)		(19,939)
Defined benefit pension plan adjustment	(11)	(58)
Foreign currency translation adjustment	641	(217)	538
Other comprehensive income (loss)	628	(276)	(10,848)
COMPREHENSIVE INCOME (LOSS)	1,714	(6,342)	(13,136)
COMPREHENSIVE LOSS ATTRIBUTABLE TO THE NONCONTROLLING INTERESTS			45
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS	$ 1,714	$ (6,342)	$ (13,091)